Asset acquisition (Details) - Schedule of weighted average assumptions used in the black-scholes option	12 Months Ended
Dec. 31, 2022 $ / shares
Options [Member]
Asset acquisition (Details) - Schedule of weighted average assumptions used in the black-scholes option [Line Items]
Exercise price	$ 1.4
Share price	$ 3.79
Discount rate	1.04%
Expected life (years)	3 years 5 months 4 days
Volatility	104.40%
Fair value of replacement	$ 2.97
Warrants [Member]
Asset acquisition (Details) - Schedule of weighted average assumptions used in the black-scholes option [Line Items]
Exercise price	1.66
Share price	$ 3.79
Discount rate	0.91%
Expected life (years)	11 months 23 days
Volatility	77.10%
Fair value of replacement	$ 2.3